Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

	Year ended December 31,
	2010	2011

January 1,	$-	$1,093
Acquisition of Elxys	1,093	-
Acquisition of Nera	-	13,658
Functional currency translation adjustments *)	-	(158)

December 31,	$1,093	$14,593

*)	Including functional currency translation adjustments related to Brazilian subsidiary.